Annual Fund Operating Expenses - Voya Solution 2065 Portfolio	May 01, 2021
Class ADV
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.94%	[2]
Acquired Fund Fees and Expenses	0.60%	[3]
Total Annual Portfolio Operating Expenses	2.26%
Waivers and Reimbursements	(0.96%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.30%
Class I
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.94%	[2]
Acquired Fund Fees and Expenses	0.60%	[3]
Total Annual Portfolio Operating Expenses	1.76%
Waivers and Reimbursements	(0.96%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.80%
Class S
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.94%	[2]
Acquired Fund Fees and Expenses	0.60%	[3]
Total Annual Portfolio Operating Expenses	2.01%
Waivers and Reimbursements	(0.96%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.05%
Class S2
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	0.94%	[2]
Acquired Fund Fees and Expenses	0.60%	[3]
Total Annual Portfolio Operating Expenses	2.16%
Waivers and Reimbursements	(0.96%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.20%
Class T
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.70%
Other Expenses	0.94%	[2]
Acquired Fund Fees and Expenses	0.60%	[3]
Total Annual Portfolio Operating Expenses	2.46%
Waivers and Reimbursements	(0.96%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.50%

[1]	The Portfolio’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.20% of the Portfolio’s average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio’s average daily net assets invested in direct investments.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[4]	The adviser is contractually obligated to limit expenses to 1.37%, 0.87%, 1.12%, 1.27%, and 1.57% for Class ADV, Class I, Class S, Class S2, and Class T shares, respectively, through May 1, 2022. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.30%, 0.80%, 1.05%, 1.20%, and 1.50% for Class ADV, Class I, Class S, Class S2, and Class T shares, respectively, through May 1, 2022. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses and extraordinary expenses. Termination or modification of these obligations requires approval by the Portfolio’s board.